Schedule of geographical revenue (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 9,457,387	£ 6,892,544	£ 9,601,471	£ 6,005,563
Revenues percentage	100.00%	100.00%	100.00%	100.00%
UNITED KINGDOM
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 8,755,801	£ 6,381,228	£ 9,091,010	£ 5,688,341
Revenues percentage	93.00%	93.00%	95.00%	95.00%
HONG KONG
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 701,586	£ 511,316	£ 510,461	£ 317,222
Revenues percentage	7.00%	7.00%	5.00%	5.00%